Operating Segments (Details) - Schedule of Segment Assets	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	RM 81,367,347	$ 17,431,253	RM 41,824,104
Consolidated Total Assets [Member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	81,367,347	17,431,253	41,824,104
Operating segments [member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	81,367,347	17,431,253	33,181,291
Unallocated amounts [member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets			8,642,813
Business Strategy And Consultancy [Member] | Operating segments [member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	34,734,543	7,441,150	19,043,436
Technology Development Solutions And Consultancy [Member] | Operating segments [member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	32,969,910	7,063,114	1,175,112
Other Services [Member] | Operating segments [member]
Operating Segments (Details) - Schedule of Segment Assets [Line Items]
Assets	RM 13,662,894	$ 2,926,989	RM 12,962,743